Property, Plant and Equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization, Nonproduction	$ 15,689	$ 12,765	$ 13,312